Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Interest, Dividend and Fee Income
Loans	$ 4,689	$ 4,963	$ 4,825	$ 9,652	$ 9,632
Securities (Note 2)	1,363	1,359	1,405	2,722	2,719
Deposits with banks	101	193	183	294	405
Interest, Dividend and Fee Income	6,153	6,515	6,413	12,668	12,756
Interest Expense
Deposits	1,738	2,127	2,110	3,865	4,189
Subordinated debt	66	70	69	136	139
Other liabilities (Note 1)	831	930	1,099	1,761	2,121
Interest Expense	2,635	3,127	3,278	5,762	6,449
Net Interest Income	3,518	3,388	3,135	6,906	6,307
Non-Interest Revenue
Securities commissions and fees	277	252	254	529	502
Deposit and payment service charges	313	304	290	617	581
Trading revenues (losses)	(217)	141	111	(76)	204
Lending fees	322	325	288	647	565
Card fees	80	99	116	179	221
Investment management and custodial fees	430	456	426	886	854
Mutual fund revenues	348	366	356	714	703
Underwriting and advisory fees	239	285	250	524	494
Securities gains (losses), other than trading	(11)	64	42	53	91
Foreign exchange gains, other than trading	21	47	51	68	89
Insurance revenues (losses)	(166)	880	710	714	1,759
Investments in associates and joint ventures	34	26	52	60	81
Other	76	114	132	190	279
Non-Interest Revenue	1,746	3,359	3,078	5,105	6,423
Total Revenue	5,264	6,747	6,213	12,011	12,730
Provision for Credit Losses (Note 3)	1,118	349	176	1,467	313
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	(197)	716	561	519	1,487
Non-Interest Expense
Employee compensation	1,902	2,128	2,010	4,030	4,082
Premises and equipment (Note 1)	806	757	767	1,563	1,495
Amortization of intangible assets	156	151	138	307	271
Travel and business development	118	121	143	239	269
Communications	83	79	78	162	152
Professional fees	128	133	141	261	262
Other	323	300	318	623	621
Non-Interest Expense	3,516	3,669	3,595	7,185	7,152
Income Before Provision for Income Taxes	827	2,013	1,881	2,840	3,778
Provision for income taxes (Note 11)	138	421	384	559	771
Net Income attributable to Equity Holders of the Bank	$ 689	$ 1,592	$ 1,497	$ 2,281	$ 3,007
Earnings Per Share (Canadian $) (Note 10)
Basic	$ 1.00	$ 2.38	$ 2.27	$ 3.38	$ 4.55
Diluted	1.00	2.37	2.26	3.37	4.54
Common shares [member]
Earnings Per Share (Canadian $) (Note 10)
Dividends per common share	$ 1.06	$ 1.06	$ 1.00	$ 2.12	$ 2.00